Dividends on ordinary shares (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) shareBuyback £ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	May 09, 2024 £ / shares
Par value per share (in GBP per share) | £ / shares	£ 0.25
Repurchase of shares | £	£ 4,525	£ 4,750	£ 3,655
Dividends recognised as distributions to owners of parent, relating to current year | £	425	417	364
Dividends paid, relating to prior years | £	£ 796	793	664
Number of share buybacks | shareBuyback	2
Intention to initiate share buyback
Repurchase of shares | £	£ 1,000
Ordinary shares
Total dividend approved (in GBP per share) | £ / shares	£ 0.084
Par value per share (in GBP per share) | £ / shares	0.25			£ 0.25
Full year dividend approved (in GBP per share) | £ / shares	£ 0.055
Ordinary shares in issue (in shares) | shares	14,420
Repurchase of shares | £	£ 1,750	£ 1,250	£ 1,500
American Depository Shares
Full year dividend approved (in GBP per share) | £ / shares	£ 0.22